Restructuring Charges (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2019 USD ($) Building	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)
Restructuring provision [Abstract]
Restructuring charges, net of tax		$ 3,242	$ 3,409	$ 5,079
Restructuring charges payable [Abstract]
Balance - Beginning of year		3,167
Balance - End of year	$ 3,167	1,133	3,167
Net proceeds from sale of building		3,318	0	0
Pre-tax gain from sale of building		1,732	0	0
Deferred income tax recovery recognized		2,103	(1,368)
Fiscal 2018 Plan [Member]
Restructuring provision [Abstract]
Severance expenses	2,072
Remaining non-cancelable operating lease	1,137
Income tax credits writeoffs of research and development	1,200
Impairment of long-lived assets	150
Related income taxes	1,150	63
Restructuring charges, net of tax	3,409	3,242
Restructuring charges payable [Abstract]
Balance - Beginning of year		3,167	2,477
Addition		3,305	3,209
Payments		(5,339)	(2,052)
Reversal		0	(467)
Balance - End of year	$ 3,167	$ 1,133	$ 3,167	2,477
Number of buildings sold | Building		1
Net proceeds from sale of building		$ 3,318
Pre-tax gain from sale of building		1,732
Deferred income tax recovery recognized		$ 2,383
Fiscal 2017 Plan [Member]
Restructuring provision [Abstract]
Severance expenses				4,049
Inventory write-offs				1,030
Restructuring charges, net of tax				$ 5,079